Derivatives And Hedging Activities (Volumes Of Outstanding Derivative Contracts) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Derivatives expiration, lower	2018 years		2017 years
Derivatives expiration, higher	2023 years		2022 years
Forwards And Swaps [Member] | Natural Gas [Member]
Derivative [Line Items]
Less Than 1 Year	329,466,510	[1],[2],[3]	500,375,394
Greater Than 1 Year but Less Than 3 Years	98,628,398	[1],[2],[3]	212,088,902
Greater Than 3 Years but Less Than 5 Years	5,490,000	[1],[2],[3]	6,080,000
Greater Than 5 Years	0	[1],[2],[3],[4]	0	[1],[2],[3],[5]
Forwards And Swaps [Member] | Electricity [Member]
Derivative [Line Items]
Less Than 1 Year	2,537,023	[1]	4,718,568	[1]
Greater Than 1 Year but Less Than 3 Years	3,541,046	[1]	5,206,512	[1]
Greater Than 3 Years but Less Than 5 Years	2,009,505	[1]	2,142,024	[1]
Greater Than 5 Years	2,538,718	[1],[4]	3,754,872	[1],[5]
Options [Member] | Natural Gas [Member]
Derivative [Line Items]
Less Than 1 Year	221,587,431	[1]	257,766,990	[1]
Greater Than 1 Year but Less Than 3 Years	216,279,767	[1]	336,543,013	[1]
Greater Than 3 Years but Less Than 5 Years	10,050,000	[1]	0	[1]
Greater Than 5 Years	0	[1],[4]	0	[1],[5]
Options [Member] | Electricity [Member]
Derivative [Line Items]
Less Than 1 Year	0	[1]	1,248,000	[1]
Greater Than 1 Year but Less Than 3 Years	239,015	[1]	132,048	[1]
Greater Than 3 Years but Less Than 5 Years	239,233	[1]	264,348	[1]
Greater Than 5 Years	119,508	[1],[4]	264,096	[1],[5]
Congestion Revenue Rights [Member] | Electricity [Member]
Derivative [Line Items]
Less Than 1 Year	74,198,690	[1]	84,247,502	[1]
Greater Than 1 Year but Less Than 3 Years	74,187,803	[1]	72,882,246	[1]
Greater Than 3 Years but Less Than 5 Years	74,240,147	[1]	72,949,250	[1]
Greater Than 5 Years	25,699,804	[1],[4]	61,673,535	[1],[5]

[1]	Amounts shown reflect the total gross derivative volumes by commodity type that are expected to settle in each period.
[2]	Amounts shown are for the combined positions of the electric fuels and core gas portfolios.
[3]	Million British Thermal Units.
[4]	Derivatives in this category expire between 2018 and 2023.
[5]	Derivatives in this category expire between 2017 and 2022.